Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Financial assets	$ 4,813	$ 4,674
Trade receivables
Disclosure of provision matrix [line items]
Financial assets	1,942	1,736
Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	1,992	1,777
Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(50)	(41)	$ (44)	$ (57)
Not overdue | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 1,632	$ 1,446
Expected credit loss rates	0.10%	0.10%
Not overdue | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 1,634	$ 1,448
Not overdue | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(2)	(2)
Past due for not more than one month | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 133	$ 136
Expected credit loss rates	0.70%	0.70%
Past due for not more than one month | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 134	$ 137
Past due for not more than one month | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(1)	(1)
Past due for more than one month but less than three months | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 99	$ 82
Expected credit loss rates	2.00%	2.40%
Past due for more than one month but less than three months | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 101	$ 84
Past due for more than one month but less than three months | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(2)	(2)
Past due for more than three months but less than six months | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 46	$ 46
Expected credit loss rates	6.10%	6.10%
Past due for more than three months but less than six months | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 49	$ 49
Past due for more than three months but less than six months | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(3)	(3)
Past due for more than six months but less than one year | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 18	$ 16
Expected credit loss rates	41.90%	38.50%
Past due for more than six months but less than one year | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 31	$ 26
Past due for more than six months but less than one year | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	(13)	(10)
Past due for more than one year | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	$ 14	$ 10
Expected credit loss rates	67.40%	69.70%
Past due for more than one year | Trade receivables | Gross
Disclosure of provision matrix [line items]
Financial assets	$ 43	$ 33
Past due for more than one year | Trade receivables | Provision
Disclosure of provision matrix [line items]
Financial assets	$ (29)	$ (23)